Intangible assets and goodwill	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Intangible assets and goodwill
6	Intangible assets and goodwill

i)	Reconciliation of carrying amount

	Software	Goodwill	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$

Cost
At January 1, 2020	66	709	1,644	17	2,436
Additions	6	—	—	*	6
Acquisitions – internally developed	12	—	—	—	12
Acquisition through business combination	2	3	—	—	5
Disposals/Write-off	(2)	—	—	—	(2)
Effects of movements in exchange rates	*	—	—	*	*
At December 31, 2020	84	712	1,644	17	2,457
Additions	2	—	—	1	3
Acquisitions – internally developed	9	—	—	—	9
Disposals/Write-off/Derecognition	(1)	—	—	—	(1)
Effects of movements in exchange rates	(5)	—	—	*	(5)
At December 31, 2021	89	712	1,644	18	2,463

*	Amount less than $1 million

	Software	Goodwill	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$

Accumulated amortization and impairment losses
At January 1, 2020	27	28	1,188	13	1,256
Amortization for the year	18	—	242	1	261
Disposal	(2)	—	—	—	(2)
Impairment loss	—	28	—	—	28
Effects of movements in exchange rates	*	—	—	1	1
At December 31, 2020	43	56	1,430	15	1,544
Amortization for the year	21	—	214	1	236
Disposal/Derecognition	(1)	—	—	—	(1)
Impairment loss	—	8	—	—	8
Effects of movements in exchange rates	*	1	—	*	1
At December 31, 2021	63	65	1,644	16	1,788
Carrying amounts
At January 1, 2020	39	681	456	4	1,180
At December 31, 2020	41	656	214	2	913
At December 31, 2021	26	647	—	2	675

*	Amount less than $1 million

ii)	Development costs
Included in the software is an amount of $9 million (2020: $12 million) that represents software development costs capitalized which primarily comprise staff costs.

iii)	Amortization
The amortization of intangible assets is predominantly included in ‘Cost of revenue’ (see Note 20(iii)).

	2021	2020	2019
(in $ millions)	$	$	$

Amortization of intangible assets	236	261	538

iv)	Impairment testing for CGUs containing goodwill
For the purposes of impairment testing, goodwill has been allocated (net of impairment loss recognized) to the Group’s CGUs as follows:

	Note	2021	2020
(in $ millions)	reference	$	$

Goodwill allocated
Southeast Asia Ride Hailing CGUs	6(iv)(a)	606	606
Indonesia Payment CGU	6(iv)(b)	34	34
Multiple units without significant goodwill		7	16

Impairment losses on goodwill are included in ‘Other expenses’ (see Note 20(ii)).

	2021	2020	2019
(in $ millions)	$	$	$

Impairment loss on goodwill	8	28	28

a)	Southeast Asia ride hailing cash generating units (“Ride Hailing CGUs”)
For the purpose of impairment testing, goodwill of $606 million has been allocated to the Group’s ride hailing business operations across countries in Southeast Asia, each of which is considered a CGU (“Ride Hailing CGU”). The goodwill has been
 allocated in proportion to the
non-compete
benefits attributable to each Ride Hailing CGU. These benefits are represented by the fair value of the non-compete
agreement on initial recognition attributable to each Ride Hailing CGU, which was based on a valuation technique that reflected the present value of differential cash flows between “with” and “without”
non-compete
agreement scenarios.
The estimated recoverable amount of each Ride Hailing CGU has exceeded its carrying amount and therefore no impairment loss has been recognized (2020: Nil).

In 2021 and 2020, the recoverable amount of the Ride Hailing CGUs was based on fair value less cost of disposal. To arrive at the fair value less cost of disposal, the Group applied a revenue based multiple of 5.35 from comparable companies to the amount of revenue plus consumer incentives of each Ride Hailing CGUs (2020: revenue based multiple of 6.24 derived from comparable companies to the amount of revenue plus consumer incentives of each Ride Hailing CGUs). The fair value measurement is categorized as a level 3 fair value (2020: level 3 fair value) based on the inputs in the valuation technique used (see Note 3.4). It has been identified that only changes beyond reasonably possible levels of revenue based multiple could cause the carrying amount to exceed the recoverable amount.

b)	Indonesian mobile payments and rewards cash generating unit (“Indonesia Payment CGU”)
For the purpose of impairment testing, goodwill of $34 million has been allocated to the Group’s Indonesia Payment CGU.
The estimated recoverable amount of the Indonesia Payment CGU exceeded its carrying amount and therefore no impairment loss was recognized (2020: Nil).
In 2021 and 2020 the recoverable amount of the Indonesia Payment CGU was based on fair value less cost of disposal. To arrive at the fair value less cost of disposal, the Group applied a revenue based multiple of 8.50 derived from comparable companies to the revenue of its Indonesia Payment CGUs (2020: revenue based multiple of 10.88 derived from comparable companies to the revenue of its Indonesia Payment CGUs ). The fair value measurement is categorized as a level 3 fair value (2020: level 3 fair value) based on the inputs in the valuation technique used (see Note 3.4). It has been identified that only changes beyond reasonably possible levels of revenue based multiple could cause the carrying amount to exceed the recoverable amount.